Employee Pension and Profit Sharing Plans - Financial Statement Location (Detail) (Pension Plans, USD $) In Thousands, unless otherwise specified	Sep. 27, 2013	Sep. 28, 2012
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Current benefit liability (included in Accrued expenses and other current liabilities)	$ (924)	$ (484)
Noncurrent benefit liability (included in Other Noncurrent Liabilities)	(46,786)	(84,054)
Net actuarial loss (gain) (included in Accumulated other comprehensive (income) loss before taxes)	47,456	77,391
Prior service cost (included in Accumulated other comprehensive (income) loss before taxes)	$ 44	$ 52